Agreement with Merck Serono	12 Months Ended
Mar. 31, 2018
Merck KGaA [Member]
Collaboration Agreement [Line Items]
Agreement with Merck Serono
32. Agreement with Merck Serono

On June 6, 2012, the Company and the biosimilars division of Merck KGaA, Darmstadt, Germany, formerly known as Merck Serono (hereinafter, “Merck KGaA”), entered into a collaboration agreement to co-develop a portfolio of biosimilar compounds in oncology, primarily focused on monoclonal antibodies. The arrangement covers co-development, manufacturing and commercialization of the compounds around the globe, with some specific country exceptions. During the year ended March 31, 2016, the collaboration agreement was amended to rearrange and realign the development of compounds, territory rights and royalty payments. Both parties will undertake commercialization based on their respective regional rights as defined in the agreement. The Company will lead and support early product development towards or including Phase 1 development. Merck KGaA will carry out manufacturing of the compounds and will lead further development for its territories. In its exclusive and co-exclusive territories, the Company will carry out its own development, wherever applicable, for commercialization. As per the original collaboration agreement, the Company will continue to receive royalty payments upon commercialization by Merck KGaA in its territories.

During the three months ended December 31, 2015, the Company received from Merck KGaA certain amounts relating to its share of development costs and other amounts linked to the achievement of milestones for the development of compounds under the collaboration agreement, as amended.

Furthermore, during the three months ended December 31, 2016, the Company received from Merck KGaA payments of U.S.$1 towards achievement of a milestone for the development of a compound under the collaboration agreement.

On September 1, 2017, Fresenius Kabi acquired the biosimilars business of Merck KgaA. Since then, the Company’s collaboration has continued as planned with Fresenius Kabi.